Principal accounting policies - Revenue recognition and cost of revenues - Disaggregation by pricing models (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net revenues	$ 307,702	$ 254,745	$ 199,408
Recognized over time
Disaggregation of Revenue [Line Items]
Net revenues	88,013	61,117	32,396
Recognized over time | Sales agent
Disaggregation of Revenue [Line Items]
Net revenues	4,195	5,834	6,563
Recognized over time | Cost-plus
Disaggregation of Revenue [Line Items]
Net revenues	26,062	26,738	17,146
Recognized over time | SaaS Products and Services
Disaggregation of Revenue [Line Items]
Net revenues	57,756	28,545	8,687
Recognized at point in time
Disaggregation of Revenue [Line Items]
Net revenues	219,689	193,628	167,012
Recognized at point in time | SaaS Products and Services
Disaggregation of Revenue [Line Items]
Net revenues	7,336	348	1,749
Recognized at point in time | Specified actions
Disaggregation of Revenue [Line Items]
Net revenues	$ 212,353	$ 193,280	$ 165,263